Schedule of movement Of deferred guarantee income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Opening balance		¥ 1,882,036
Ending balance	$ 207,684	1,515,950	¥ 1,882,036
Deferred Guarantee Income [Member]
Opening balance		1,882,036	1,805,164	¥ 1,089,503
Newly undertaken quality assurance obligations		4,719,210	4,555,867	3,780,101
Release of quality assurance obligations upon repayment		(5,085,296)	(4,478,995)	(3,064,440)
Ending balance		¥ 1,515,950	¥ 1,882,036	¥ 1,805,164